Note 9 - Goodwill (Tables)	12 Months Ended
Jan. 31, 2015
Disclosure Text Block Supplement [Abstract]
Condensed Cash Flow Statement [Table Text Block]
	January 31, 2015	January 31, 2014
Balance at January 31, 2014	111,179	88,297
Acquisition of Impatex	-	3,501
Acquisition of Compudata	-	8,201
Acquisition of KSD	714	13,110
Acquisition of Computer Management	1,338	-
Acquisition of Customs Info	26,135	-
Acquisition of Airclic	11,670	-
Acquisition of e-customs	4,581	-
Acquisition of Pentant	1,059	-
Adjustments on account of foreign exchange	(9,236)	(1,930)
Balance at January 31, 2015	147,440	111,179